Summary Prospectus
May 1, 2019
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio
(Class 1 and Class 3 Shares)
SunAmerica Series Trust’s Statutory Prospectus and Statement of Additional Information, each dated May 1, 2019, as amended and supplemented from time to time, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference. The Portfolio is offered only to the separate accounts of certain affiliated and unaffiliated life insurance companies and is not intended for use by other investors.
Before you invest, you may want to review SunAmerica Series Trust’s Statutory Prospectus, which contains more information about the Portfolio and its risks. You can find the Statutory Prospectus and the above-incorporated information online at www.aig.com/getprospectus. You can also get this information at no cost by calling (800) 445-7862 or by sending an e-mail request to fundprospectus@sunamerica.com.
The Securities and Exchange Commission has not approved or disapproved these securities, nor has it determined that this Summary Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the MSCI Emerging Markets Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.45%	0.45%
Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.34%	0.34%
Acquired Fund Fees and Expenses [1]	0.04%	0.04%
Total Annual Portfolio Operating Expenses[1,2]	0.83%	1.08%
Fee Waivers and/or Expense Reimbursements[2]	-0.21%	-0.21%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.62%	0.87%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class 1 and Class 3 are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed
0.58% and 0.83%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2020, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2020. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$63	$244	$440	$1,006
Class 3 Shares	89	323	575	1,298

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Markets Index (the “Index”). The Index includes a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the countries represented in the Index.
The Adviser seeks to achieve the Portfolio’s objective by investing in a sampling of stocks included in the Index by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The Adviser may also invest the Portfolio’s assets in securities with economic characteristics that are comparable to the economic characteristics of securities included in the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, all of the Portfolio’s investments will be selected through the optimization process, and at least 80% of its net assets will be invested in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser, determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio may invest in exchange-traded funds (“ETFs”), including to gain exposure to certain local markets that may be closed, or that are expensive or difficult to trade in local shares. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio will generally not hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Country Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single country or those few countries than if the Portfolio always maintained wide diversity among countries in which it invests.

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio
ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Portfolio invests in an ETF, the Portfolio will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Portfolio.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Management Risk. The Portfolio is subject to management risk. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other funds.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2018
Elizabeth Mauro Co-Portfolio Manager	2019
Purchases and Sales of Portfolio Shares

Shares of the Portfolio may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of the Portfolio may be purchased and redeemed each day the New York Stock Exchange is open at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering documents) for your Variable Contract which may contain additional information about purchase and redemptions of the Portfolio’s shares.

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio
Tax Information

The Portfolio will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends and the separate accounts that receive the dividends are not subject to tax. However contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from the Variable Contract. Contract holders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Variable
Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.
CSP-86704H_506_605.1 (5/19)
SunAmerica Series Trust